Changes in Carrying Amount of Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Beginning Balance	¥ 132,775	¥ 80,525
Acquisition	11,782	40,962
Impairment loss			2,045
Translation adjustments and Others	10,370	11,288
Ending Balance	154,927	132,775	80,525
Nidec Electronics (Thailand)
Goodwill [Line Items]
Beginning Balance	6,994	6,109
Impairment loss
Translation adjustments and Others	651	885
Ending Balance	7,645	6,994
Nidec (Zhejiang)
Goodwill [Line Items]
Beginning Balance	1,044	912
Impairment loss
Translation adjustments and Others	98	132
Ending Balance	1,142	1,044
Nidec Sankyo
Goodwill [Line Items]
Beginning Balance	27,312	26,100
Acquisition	2,114	1,094
Impairment loss
Translation adjustments and Others	107	118
Ending Balance	29,533	27,312
Nidec Copal
Goodwill [Line Items]
Beginning Balance	16,462	16,462
Impairment loss
Ending Balance	16,462	16,462
Nidec Tosok
Goodwill [Line Items]
Beginning Balance	1,038	1,107
Impairment loss
Translation adjustments and Others		(69)
Ending Balance	1,038	1,038
Nidec Copal Electronics
Goodwill [Line Items]
Beginning Balance	6,561	6,561
Impairment loss
Ending Balance	6,561	6,561
Nidec Techno Motor
Goodwill [Line Items]
Beginning Balance	2,049	2,049
Impairment loss
Ending Balance	2,049	2,049
Nidec Motor
Goodwill [Line Items]
Beginning Balance	55,008	11,984
Acquisition		34,021
Impairment loss
Translation adjustments and Others	8,070	9,003
Ending Balance	63,078	55,008
Nidec Motors & Actuators
Goodwill [Line Items]
Beginning Balance	6,385	4,737
Acquisition		1,062
Impairment loss
Translation adjustments and Others	933	586
Ending Balance	7,318	6,385
All others
Goodwill [Line Items]
Beginning Balance	9,922	4,504
Acquisition	9,668	4,785
Impairment loss
Translation adjustments and Others	511	633
Ending Balance	¥ 20,101	¥ 9,922